Investments - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Equity investments	$ 18,048	$ 15,920
Share of income (loss) for the year	$ 5,720	4,163	$ 3,758
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Ownership percentage	50.00%
Equity investments	$ 3,965	3,422
Share of income (loss) for the year	$ 4,344	4,977	4,377
Apis Assay Technologies Ltd
Schedule of Investments [Line Items]
Ownership percentage	19.90%
Equity investments	$ 0	2,408
Share of income (loss) for the year	$ (433)	(1,694)	389
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Ownership percentage	3.10%
Equity investments	$ 11,807	7,198
Share of income (loss) for the year	$ 1,916	947	(901)
Suzhou Fuda Business Management and Consulting Partnership
Schedule of Investments [Line Items]
Ownership percentage	33.67%
Equity investments	$ 2,469	2,581
Share of income (loss) for the year	$ (44)	49	0
Actome GmbH
Schedule of Investments [Line Items]
Ownership percentage	12.50%
Equity investments	$ 0	586
Share of income (loss) for the year	$ (163)	(216)	(201)
Hombrechtikon Systems Engineering AG(1)
Schedule of Investments [Line Items]
Ownership percentage	19.00%
Equity investments	$ (193)	(275)
Share of income (loss) for the year	$ 100	$ 100	$ 94